(Loss) Earnings Per Share - Schedule of (Loss) Income and Share Data Used in the Basic and Diluted (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
(Loss) Earnings Per Share [Abstract]
Net (loss) income attributable to owners of the Company		$ (21,214,460)	$ (854,927)	$ 38,678
Weighted average shares outstanding – basic	[1]	15,069,539	11,127,135	10,714,286
Weighted average shares outstanding – diluted	[1]	15,069,539	11,127,135	10,714,286
(Loss) earnings per share – basic	[1]	$ (1.408)	$ (0.077)	$ 0.004
(Loss) earnings per share – diluted	[1]	$ (1.408)	$ (0.077)	$ 0.004

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.